UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the initial distribution period from
September 4, 2007 to March 3, 2008

Commission File Number of issuing entity:  001-08344

PPLUS TRUST SERIES LTD-1 (
Exact name of registrant as specified in its charter)

Commission File Number of depositor:  333-116208

MERRILL LYNCH DEPOSITOR, INC.
(Exact name of depositor as specified in its charter)

MERRILL LYNCH DEPOSITOR, INC.
(Exact name of sponsor as specified in its charter)

NEW YORK (State or other jurisdiction or incorporation or organization of the issuing entity)	13-3091329 (I.R.S. Employer Identification No.)

WORLD FINANCIAL CENTER, NEW YORK, NEW YORK (Address of principal executive offices of the issuing entity)	10080 (Zip Code)

(212) 449-1000
(Telephone number, including area code)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))

PPLUS Class A Callable Trust Certificates Series LTD-1	[X]	[ ]	[ ]	NEW YORK STOCK EXCHANGE

PPLUS Class B Callable Trust Certificates Series LTD-1	[ ]	[ ]	[X]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [X] No [   ]

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

        On March 3, 2008, a distribution was made to holders of PPLUS Callable Trust Certificates Series LTD-1. The distribution report is attached as Exhibit 99.1 to this Form 10-D.

PART II – OTHER INFORMATION

Item 2. Legal Proceedings.

Not Applicable.

Item 3. Sales of Securities and Use of Proceeds.

Not Applicable.

Item 4. Defaults Upon Senior Securities.

Not Applicable.

Item 5. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 6. Significant Obligors of Pool Assets.

        For information with respect to the underlying securities held by PPLUS Trust Series LTD-1, please refer to the Limited Brands Inc. (Commission file number ___-_______) periodic reports, including annual reports on Form 10-K, quarterly reports on Form 10-Q and current reports on Form 8-K, and other information on file with the Securities and Exchange Commission (the “SEC”). You can read and copy these reports and other information at the public reference facilities maintained by the SEC at Room 1580, 100 F Street, NE, Washington, D.C. 20549. You may obtain copies of this material for a fee by writing to the SEC’s Public Reference Section of the SEC at 100 F Street, NE, Washington, D.C. 20549. You may obtain information about the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. You can also access some of this information electronically by means of the SEC’s website on the Internet at http://www.sec.gov, which contains reports, proxy and information statements and other information that the underlying securities issuer and the underlying securities guarantor have filed electronically with the SEC.

        Although we have no reason to believe the information concerning the underlying securities and the underlying securities guarantee or the underlying securities issuer and the underlying securities guarantor contained in the underlying securities guarantor’s Exchange Act reports is not reliable, neither the depositor nor the trustee participated in the preparation of such documents or made any due diligence inquiry with respect to the information provided therein. No investigation with respect to the underlying

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securities issuer and the underlying securities guarantor (including, without limitation, no investigation as to its financial condition or creditworthiness) or of the underlying securities and the underlying securities guarantee has been made. You should obtain and evaluate the same information concerning the underlying securities issuer and the underlying securities guarantor as you would obtain and evaluate if your investment were directly in the underlying securities or in other securities issued by the underlying securities issuer or the underlying securities guarantor. There can be no assurance that events affecting the underlying securities and the underlying securities guarantee or the underlying securities issuer and the underlying securities guarantor have not occurred or have not yet been publicly disclosed which would affect the accuracy or completeness of the publicly available documents described above.

Item 7. Significant Enhancement Provider Information.

Not Applicable.

Item 8. Other Information.

Not Applicable.

Item 9. Exhibits.

(a)	The following is a list of documents filed as part of this Report on Form 10-D:

99.1	Trustee’s report in respect of the March 3, 2008 distribution to holders of PPLUS Callable Trust Certificates Series LTD-1.

(b)	The exhibits required to be filed by the Registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

MERRILL LYNCH DEPOSITOR, INC.

Date: [ ], 2008	/s/ Ronald Monaco 3.5.08
Name: Ronald Monaco Title: Vice-President & Secretary

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EXHIBIT INDEX

99.1	Trustee’s report in respect of the March 3, 2008 distribution to holders of PPLUS Callable Trust Certificates Series LTD-1.

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